1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X__
                                                                      -----

      Pre-Effective Amendment No.   ___ ..............................
                                  ------                              -----

      Post-Effective Amendment No.   31   ............................  X__
                                   -------                            -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        _ X__
                                                                       -----

      Amendment No.   32  ............................................ _ X__
                    ------                                             -----

                               THE WACHOVIA FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X   on November 15, 1999 pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
___ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430



Item 23.          Exhibits:
(a)      Conformed copy of Declaration of Trust of the Registrant; (12)
        (i)     Conformed copy of Amendment #1 to the Declaration of Trust; (12)
        (ii)    Conformed copy of Amendment #2 to the Declaration of Trust; (12)
        (iii)   Conformed copy of Amendment #3 to the Declaration of Trust; (12)
        (iv)    Conformed copy of Amendment #4 to the Declaration of Trust; (12)
        (v)     Conformed copy of Amendment #5 to the Declaration of Trust; (12)
        (vi)    Conformed copy of Amendment #6 to the Declaration of Trust; (12)
        (vii)   Conformed copy of Amendment #13 to theDeclaration of Trust; (19)
(b)     Copy of Amended By-Laws of the Registrant; (2)
(c)     Copy of Specimen Certificates for Shares of Beneficial Interest; (17)
        (i)      Copy of Specimen Certificate for Class A   Shares of Wachovia
        Balanced Fund; (17)
        (ii) Copy of Specimen Certificate for Class
        B Shares of Wachovia Balanced Fund; (17)
        (iii) Copy of Specimen Certificate for Class
        A Shares of Wachovia Equity Fund; (17) (iv)
        Copy of Specimen Certificate for Class B
        Shares of Wachovia Equity Fund; (17) (v)
        Copy of Specimen Certificate for Class A
        Shares of Wachovia Equity Index Fund; (17)
        (vi) Copy of Specimen Certificate for Class
        A Shares of Wachovia Fixed Income Fund; (17)
        (vii) Copy of Specimen Certificate for Class
        B Shares of Wachovia Fixed Income Fund; (17)
        (viii) Copy of Specimen Certificate for
        Class A Shares of Wachovia Special Values
        Fund; .....(17) (ix) Copy of Specimen
        Certificate for Class A Shares of Wachovia
        Short-Term Fixed Income ..Fund; (17) (x)
        Copy of Specimen Certificate for Investment
        Shares of Wachovia Money Market
        .............Fund; (17) (xi) Copy of
        Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)

+  All exhibits have been electronically filed.


     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

     (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

     (17) Response   is    incorporated    by    reference    to    Registrant's
          Post-.....Effective  Amendment No. 21 on Form N-1A filed  December 22,
          1997. (File Nos. 33-44590 and 811-6504)

     (19) Response    is    incorporated    by    reference    to    Registrant'
          Post-......Effective  Amendment  No. 24 on Form N-1A  filed  March 12,
          1998. (File Nos. 33-44590 and 811-6504)

              (xii)    Copy of Specimen Certificate for   Investment Shares of
                         Wachovia  U.S.Treasury Money Market Fund; (17)
              (xiii)   Copy of Specimen Certificate for Class A   Shares of
                          Wachovia Quantitative Equity ......Fund; (17)
              (ivx)    Copy of Specimen Certificate for Class B   Shares of
                          Wachovia Quantitative Equity ......Fund; (17)
              (xv)     Copy of Specimen Certificate for Class A   Shares of
                       Wachovia Emerging Markets .........Fund; (17)
      (d)     Conformed copy of Investment Advisory
              Contract of the Registrant; (12) (i)
              Conformed copy of Exhibit A to the
              Investment Advisory Contract;
                       (12)
              (ii)     Conformed copy of Exhibit B to the Investment Advisory
                         Contract;(12)
              (iii)    Conformed copy of Exhibit C to the
                       Investment Advisory Contract; (12)
              (iv)     Conformed copy of Exhibit D to the
                       Investment Advisory Contract; (12)
              (v)      Conformed copy of Exhibit E to the Investment Advisory
                          Contract;  (12)
              (vi)     Conformed copy of Exhibit F to the
                       Investment Advisory Contract; (12)
              (vii)    Conformed copy of Exhibit G to the
                       Investment Advisory Contract; (12)
              (viii)   Conformed copy of Exhibit H to the
                       Investment Advisory Contract; (12)
              (ix)     Conformed copy of Exhibit I to the
                       Investment Advisory Contract; (12)
              (x) Conformed Copy of Sub-Advisory Agreement
              of the Registrant; (10) (xi) Conformed copy
              of Exhibit J to the Investment Advisory
              Contract;
                       (13)
(xii)    Conformed copy of Exhibit K to the Investment Advisory Contract; (18)
(xiii) Conformed copy of Investment Advisory agreement between The Wachovia Funds and the Adviser; (20) (xiv) Conformed copy of Investment Advisory agreement between The Wachovia Municipal Funds and the Adviser;
                                        (20)
(e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto; (12)
        (i)      Conformed copy of Exhibit A to the Distributor's Contract;
        (12)


+  All exhibits have been electronically filed.


     (10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

     (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

     (13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

     (17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

     (18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

     (20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

         (ii) Conformed copy of Exhibit B to the
         Distributor's Contract; (12) (iii) Conformed
         copy of Exhibit C to the Distributor's
         Contract; (12) (iv) Conformed copy of
         Exhibit D to the Distributor's Contract;
         (12) (v) Conformed copy of Exhibit E to the
         Distributor's Contract; (12) (vi) Conformed
         copy of Exhibit F to the Distributor's
         Contract; (12) (vii) Conformed copy of
         Exhibit G to the Distributor's Contract;
         (12) (viii) Conformed copy of Exhibit H to
         the Distributor's Contract; (13) (ix)
         Conformed copy of Exhibit I to the
         Distributor's Contract; (16) (x) Conformed
         copy of Exhibit J to the Distributor's
         Contract; (16) (xi) Conformed copy of
         Exhibit K to the Distribution Agreement;
         (18) (xii) Conformed copy of Exhibit L to
         the Distribution Agreement; (18)
 (f)     Not applicable;
 (g)     Conformed copy of Custodian Agreement of the Registrant; (12)
         (i)      Exhibit A to the Custodian Agreement; (12)
         (ii)     Exhibit B to the Custodian Agreement; (12)
         (iii)    Exhibit C to the Custodian Agreement; (12)
         (iv)     Exhibit D to the Custodian Agreement; (12)
         (v)      Conformed copy of Global Custody Agreement  for the Biltmore
         Emerging Markets .........Fund;(17)
         (vi)     Amendment to Exhibit A to Custody Agreement; (19)
 (h) Conformed copy of Portfolio Accounting and Shareholder Recordkeeping Agreement of the Registrant; (12)
         (i)      Copy of Schedule A to Portfolio Accounting         and
         Shareholdere Recordkeeping Agreement;               (12)
         (ii)     Copy of Schedule H to Portfolio Accounting         and
         Shareholdere Recordkeeping Agreement;               (12)

+  All exhibits have been electronically filed.


     (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

     (13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

     (16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

     (18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

     (19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

 (iii) Copy of Schedule I to Portfolio Accounting and Shareholder Recordkeeping Agreement; (12)
 (iv)     Conformed Copy of Exhibit F to
          Transfer Agency and Service
          Agreement;(3)
 (v)      Conformed Copy of Schedule G to Transfer Agency and Service
          Agreement;(8)
 (vi)     Conformed Copy of Schedule G to
          Transfer Agency and Service
          Agreement;(8)
 (vii)    Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)
 (viii) Conformed Copy of Administrative Services Agreement of the Registrant; (12)
 (ix)     Conformed copy of Exhibit A to the Administrative Services
          Agreement; (12)
 (x)      Conformed copy of Exhibit B to the Administrative Services
          Agreement; (12)
 (xi)     Conformed copy of Exhibit C to the
          Administrative Services Agreement;
          (12)
 (xii)    Conformed copy of Exhibit D to the
          Administrative Services Agreement;
          (12)
 (xiii)   Conformed copy of Amendment No. 1
          to the Administrative Services
          Agreement; (12)
 (xiv)    Conformed copy of Amendment No. 2
          to the Administrative Services
          Agreement; (15)
 (xv)     Conformed copy of Exhibit E to the
          Administrative Services Agreement;
          (12)
 (xvi)    Conformed Copy of Shareholder Services
          Plan; (16)
 (xvii) Conformed Copy of Exhibit A to
 Shareholder Services Plan; (12)
 (xviii)Conformed copy of Amendment No. 1 to
 Exhibit A of the Shareholder
          Services Plan; (12)
 (xix)    Conformed Copy of Amendment No. 2 to Exhibit A of the Shareholder
          Services
          Plan; (13)

+  All exhibits have been electronically filed.

     (7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

     (12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)

     (13) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

     (15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

     (16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

     (17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

     (18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

             (xx) Conformed copy of Shareholder Services
             Agreement; (16) (xxi) Conformed copy of
             Exhibit A to Shareholder Services Agreement;
             (12) (xxii) Amendment to Exhibit A of the
             Shareholder Services Agreement; (19)
             (xxiii)Conformed copy of Portfolio
             Accounting and Shareholder Recordkeeping
                      Agreement Amendment No. 2 to Schedule B; (16)
             (xxiv)Form of Agreement for Administrative Services; (17)
             (xxv)Amendment No. 1 to Agreement for Administrative Services; (18)
    (i)      Conformed copy of Opinion and Consent of
             Counsel as to legality of shares being
             registered; (12)
    (j)      Not applicable;
    (k)      Not applicable;
             (l)     Conformed copy of Initial Capital Understanding; (2)
    (m)      Conformed copy of Distribution Plan and Exhibits A-B thereto; (12)
             (i) Conformed copy of Exhibit A to
             Distribution Plan; (12) (ii) Conformed copy
             of Exhibit B to Distribution Plan; (12)
             (iii) Copy of Dealer Agreement; (6) (iv)
             Copy of Exhibit to Dealer Agreement; (6) (v)
             Copy of Rule 12b-1 Agreement; (2) (vi)Copy
             of Exhibit A to 12b-1 Agreement; (6) (vii)
             Copy of Exhibit B to 12b-1 Agreement; (6)
             (viii) Copy of Exhibit C to 12b-1 Agreement;
             (16) (ivx) Conformed copy of Exhibit D to
             Plan of
         Distribution; (18)
---------------------
+ All exhibits have been electronically filed.

     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

     (6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

     (12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

     (16) Response   is    incorporated    by    reference    to    Registrant's
          Post-.....Effective  Amendment  No. 20 on Form N-1A filed  January 29,
          1996. (File Nos. 33-44590 and 811-6504)

     (17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

     (18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

     (19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

  (n)      Not applicable.
  (o)      Copy of The Wachovia Funds Multiple Class Plan; (15)
           (i)      Amendment to Exhibit A to Multiple Class   Plan; (18)
  (p)      Conformed Copy of Power of Attorney; (15)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification:  (2)

Item 26.          Business and Other Connections of Investment Adviser:

     (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are: Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell;
          Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of the investment adviser is Wachovia Bank of North Carolina, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.

          The Directors of the investment adviser are listed below with their occupations: L.M. Baker, Jr., President and Chief Executive Officer, Wachovia Corporation, Chairman, Wachovia Bank of North Carolina, N.A.; H.C. Bissell, Chairman of the Board and Chief Executive Officer, The Bissell Companies, Inc.; Bert Collins, President and Chief Executive Officer, North Carolina Mutual Life Insurance Company; Felton J Capel, Chairman of the Board and President, Century Associates of North Carolina; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; Estell C. Lee, Chairman of the Board and President, The Lee Company; David J. Whichard II, Chairman, The Daily Reflector; John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.; William Cavanaugh, III, President and Chief Operating Officer, Carolina Power and Light Company; J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of North Carolina, N.A.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; Thomas M. Belk, Jr., Senior Vice President, Belk Stores Services, Inc.; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; G. George Prendergast, Executive Vice President, Wachovia Corporation; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; and Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company.

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

Item 27.          Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant,    acts    as    principal    underwriter    for    the    following
 .............open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Leslie K. Platt                            Assistant Secretary,                           --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant
               The Wachovia Funds                    5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7010

               Federated Services Company            Federated Investors Tower
               (Transfer Agent, Dividend             Pittsburgh, PA 15222-3779
               Disbursing Agent and Portfolio
               Recordkeeper)

               Federated Services Company            Federated Investors Tower
               (Administrator)                       Pittsburgh, PA 15222-3779

               Wachovia Asset Management             301 North Main Street
               (Adviser)                             Winston-Salem, NC  21750

               Twin Capital Management, Inc.         3244 Washington Road
               (Sub-Adviser to Wachovia              McMurrary, PA  15315-3153
               Quantitative Equity Fund only)

               Wachovia Bank of North Carolina       Wachovia Trust Operations
               (Custodian)                           301 North Main Street
                                                     Winston-Salem, NC  21750

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 9thst day of November, 1999.

                               THE WACHOVIA FUNDS

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John W. McGonigle
                           November 9, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/Gail Cagney
      Gail Cagney                                 Attorney In Fact                      November 9, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John W. McGonigle*                          President and Treasurer
                                                     (Chief Executive Officer
                                                     and Principal Financial and
                                                     Accounting Officer)

James A. Hanley*                            Trustee

Samuel E. Hudgins*                          Trustee

J. Berkley Ingram, Jr.*                     Trustee

D. Dean Kaylor*                             Trustee

* By Power of Attorney